Commitments - Somos - Anglo (Predecessor) (Tables)	9 Months Ended
Oct. 10, 2018
Somos - Anglo (Predecessor)
Commitments
Schedule of operating contract commitments
As of October 10, 2018
Up to 1 year	103,155
One to five year	80,426
More than 5 years	65,636
249,217